Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Derivative financial instruments
9.	Derivative financial instruments
Derivative financial instruments are contracted to protect the Company’s operations from exchange and interest rate fluctuations and are not used for speculation.
As of December 31, 2020, the Company had the following operations:

•
Swap operations, with the main objective of changing the debts index, from floating rates to fixed interest rates or vice versa, exchange of Real to US Dollars and vice versa. The fair values of these instruments are measured by the future flow, determined by applying contractual interest rates to maturity, and discounted to present value at the date of the financial statements by the prevailing market rates.

•
Purchase of sell and by currency options, in order to protect cash flows for the parent company’s wage costs denominated in Reais, against the risk of currency fluctuations. The financial instrument used by the Company is a zero-cost
collar, which consists of the purchasing of a put option and the sale of a call option, contracted with the same counterparty and with a zero-net
premium. The fair value of this instrument is determined by the observable market pricing model (through market information providers) and widely used by market participants to measure similar instruments.

•	Non-deliverable forward (NDF), with the purpose of protecting the Company against the risks of exchange rate fluctuations. The fair value is determined by the observable market pricing model.

Purpose		Risk	Settlement date	12.31.2020	12.31.2019
Derivatives designated as hedge accounting
Expenses in Brazilian Reais (i)	Exchange rate		2021	7.1	(0.1)
Project development (ii)	Interest rate		2023	0.8	1.5
Export Financing (iii)	Interest rate		2022	(0.1)	—
Export Financing (iv)	Exchange rate and interest rate		2022	1.4	—

Other Derivatives				9.2	1.4

Acquisition of property, plant and	Interest rate		2024	(0.1)	(0.1)
equipment (v)

Export	Exchange rate		2022	—	0.3

Export (vi)	Exchange rate		2021	0.3	(4.0)

Export (vii)	Interest rate		2027	(9.7)	—

				(9.5)	(3.8)

				(0.3)	(2.4)

(i)
Zero-cost collar derivative financial instruments, designated as cash flow hedge amounting to US$ 155.5 equivalent to R$ 808.7 million, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.31.

(ii)
Derivative financial instruments (interest rate swaps), designated as fair value hedge, amounting to R$ 121.5 million, equivalent to US$ 23.4, of the Project Development line subject to a fixed interest rate of 3.5% p.a. for a floating weighted average rate equivalent to 31.46% of the CDI.

(iii)
Derivative financial instruments (interest rate swaps) with maturities on 2022, designated as fair value hedge, related to financing lines in the total amount of US$ 170.0 subject to fixed interest rates plus Libor 3 months or Libor 6 months, in which the floating rates were converted for a fixed weighted average rate of 0.34% p.a.

(iv)
Derivative financial instruments (interest rate and cross-currency swap), designated as cash flow hedge, amounting to
the notional
a
mount
of R$ 272.3 million, equivalent to US$ 50.0, of exporting credit line in Brazilian Reis with floating interest rate of 3.6% p.a. + 100% CDI, which were converted to US Dollars and fixed interest rate of 5.86% p.a.

(v)
Derivative financial instruments (interest rate swaps), which converted the amount of US$ 2.3 from a floating interest rate equivalent to 65% of LIBOR 1 month + 2.4375% p.a. to a fixed weighted average interest rate of 5.23 % p.a.

(vi)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 15.5 relating to Euro to US Dollars currency exchanges.
(vii)
Derivative financial instruments (interest rate swaps) with maturities on 2027, related to financing line in the total amount of US$ 100.0 subject to floating interest rate of Libor 6 months and converted for a fixed weighted average rate of 2.20% p.a.

On December 31, 2020, the amount of loans and financing measured at amortized cost amounted to US$ 4,447.2, considering the mark-to-market
effect of the hedged risk protected by the hedge structure US$ 4,447.9 (on December 31, 2019, US$ 89.5 and US$ 90.9, respectively).
The hedge effectiveness ratio of the fair value and cash flow hedge on the initial date was 1:1 and 1:1, respectively. Considering the changes in the discounted cash value of the instruments not yet settled since January 1 and the amount of the hedged item, the effectiveness ratio was 1:1 and 1:1 (1:1 and 1:1.17 on December 31, 2019).
On December 31, 2020 and December 31, 2019, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2020	12.31.2019
Assets

Current portion	8.3	1.4
Non-current	1.3	0.7

Liabilities
Current portion	(1.2)	(4.5)
Non-current	(8.7)	—

Net derivative financial instruments	(0.3)	(2.4)